UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809

(Address of principal executive offices) (Zip code)
Joel L. Weiss
JW Fund Management LLC
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104

(Name and address of agent for service)
Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Private Capital Management Value Fund
Class I | VFPIX
Semi-Annual Shareholder Report — October 31, 2024
This semi-annual shareholder report contains important information about the Private Capital Management Value Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.private‑cap.com/prospectus‑and‑documents/. You can also request this information by contacting us at (888) 568‑1267.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Private Capital Management Value Fund (Class I / VFPIX)	$70	1.20%*
* Annualized
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,132,163
Total number of portfolio holdings	24
Total advisory fee paid, net	$205,848
Portfolio turnover rate as of the end of the reporting period	6%
Portfolio Holdings Summary Table (as of October 31, 2024)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
Sector Allocation
Financials	26.3%
Health Care	17.2%
Communication Services	14.8%
Industrials	9.9%
Consumer Discretionary	7.2%
Information Technology	7.1%
Materials	1.7%
Energy	1.5%
Short-Term Investment	14.1%
Other Assets in Excess of Liabilities	0.2%
TOTAL	100.0%
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.private-cap.com/prospectus-and-documents/.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 568-1267, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Private Capital Management Value Fund
of
FundVantage Trust
Class I
Semi-Annual Financials and Additional Information
October 31, 2024
(Unaudited)
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Portfolio of Investments
October 31, 2024
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 85.7%
Communication Services — 14.8%
Perion Network Ltd. (Israel)*	133,600	$ 1,088,840
QuinStreet, Inc.*	329,439	6,918,219
Vivid Seats, Inc., Class A*	332,165	1,351,911
		9,358,970
Consumer Discretionary — 7.2%
Lakeland Industries, Inc.	73,258	1,361,866
Motorcar Parts of America, Inc.*	152,660	804,518
Target Hospitality Corp.*	313,415	2,338,076
		4,504,460
Energy — 1.5%
Secure Energy Services, Inc. (Canada)	86,960	966,995
Financials — 26.3%
BGC Group, Inc., Class A	280,195	2,625,427
ECN Capital Corp. (Canada)	1,434,005	2,280,068
Jefferies Financial Group, Inc.	45,130	2,887,417
KKR & Co., Inc.	24,190	3,344,026
Shore Bancshares, Inc.	56,090	815,549
SmartFinancial, Inc.	36,714	1,217,436
StoneX Group, Inc.*	23,100	2,079,924
Synovus Financial Corp.	27,064	1,349,682
		16,599,529
Health Care — 17.2%
Harrow, Inc.*	122,430	5,516,696
Lantheus Holdings, Inc.*	38,910	4,273,874
Ligand Pharmaceuticals, Inc.*	10,155	1,073,384
		10,863,954
Industrials — 9.9%
Asure Software, Inc.*	323,112	3,205,271
Barrett Business Services, Inc.	84,200	3,047,198
		6,252,469
Information Technology — 7.1%
Information Services Group, Inc.	299,680	920,018
Powerfleet, Inc.*	707,080	3,556,612
		4,476,630
Materials — 1.7%
Tronox Holdings PLC (United Kingdom)	89,680	1,086,922
TOTAL COMMON STOCKS (Cost $29,688,193)		54,109,929
	Number of Shares	Value
SHORT-TERM INVESTMENT — 14.1%
Money Market Fund — 14.1%
Dreyfus Treasury Securities Cash Management, Institutional Shares 4.66%(a)	8,872,475	$ 8,872,475
TOTAL SHORT-TERM INVESTMENT (Cost $8,872,475)		8,872,475

TOTAL INVESTMENTS - 99.8% (Cost $38,560,668)		62,982,404
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		149,759
NET ASSETS - 100.0%		$63,132,163

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at October 31, 2024.
*	Non-income producing.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Statement of Assets and Liabilities
October 31, 2024
(Unaudited)
Assets
Investments, at value (Cost $38,560,668)	$62,982,404
Receivables:
Capital shares sold	260,586
Dividends and interest	37,950
Prepaid expenses and other assets	11,713
Total Assets	63,292,653
Liabilities
Payables:
Capital shares redeemed	75,304
Investment adviser	33,356
Audit fees	16,756
Administration and accounting fees	14,984
Shareholder reporting fees	7,401
Transfer agent fees	5,677
Accrued expenses	7,012
Total Liabilities	160,490
Contingencies and Commitments (Note 2)	—
Net Assets	$63,132,163
Net Assets Consisted of:
Capital stock, $0.01 par value	$32,480
Paid-in capital	32,804,259
Total distributable earnings	30,295,424
Net Assets	$63,132,163
Class I:
Net assets	$63,132,163
Shares outstanding	3,247,963
Net asset value, offering and redemption price per share	$19.44
The accompanying notes are an integral part of the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Statement of Operations
For the Six Months Ended October 31, 2024
(Unaudited)
Investment income
Dividends	$221,706
Interest	77,914
Less: foreign taxes withheld	(6,675)
Total investment income	292,945
Expenses
Advisory fees(Note 2)	272,872
Trustees’ and officers’ fees(Note 2)	30,634
Administration and accounting fees(Note 2)	26,188
Transfer agent fees(Note 2)	20,849
Legal fees	20,001
Audit fees	17,068
Shareholder reporting fees	14,819
Registration and filing fees	11,542
Custodian fees(Note 2)	9,804
Other expenses	7,076
Total expenses before waivers and reimbursements	430,853
Less: waivers and reimbursements(Note 2)	(67,024)
Net expenses after waivers and reimbursements	363,829
Net investment loss	(70,884)
Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	5,060,671
Net realized loss from foreign currency transactions	(68)
Net change in unrealized appreciation on investments	11,006,136
Net change in unrealized depreciation on foreign currency translations	(158)
Net realized and unrealized gain on investments	16,066,581
Net increase in net assets resulting from operations	$15,995,697
The accompanying notes are an integral part of the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Statements of Changes in Net Assets
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment loss	$(70,884)	$(131,779)
Net realized gains from investments and foreign currency transactions	5,060,603	1,398,231
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	11,005,978	(2,057,179)
Net increase/(decrease) in net assets resulting from operations	15,995,697	(790,727)
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class I	—	(392,465)
Net decrease in net assets from dividends and distributions to shareholders	—	(392,465)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(6,615,434)	1,046,999
Total increase/(decrease) in net assets	9,380,263	(136,193)
Net assets
Beginning of period	53,751,900	53,888,093
End of period	$63,132,163	$53,751,900
The accompanying notes are an integral part of the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Six Months Ended October 31, 2024 (Unaudited)	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
Per Share Operating Performance
Net asset value, beginning of period	$14.92	$15.20	$13.79	$15.65	$8.80	$15.75
Net investment income/(loss)(1)	(0.02)	(0.03)	(0.06)	0.79(2)	(0.05)	(0.00)(3)
Net realized and unrealized gain/(loss) on investments	4.54	(0.15)	1.97	(0.61)	8.52	(4.30)
Total from investment operations	4.52	(0.18)	1.91	0.18	8.47	(4.30)
Dividends and distributions to shareholders from:
Net investment income	—	—	(0.17)	(0.72)	—	—
Net realized capital gains	—	(0.10)	(0.33)	(1.34)	(1.62)	(2.65)
Total dividends and distributions to shareholders	—	(0.10)	(0.50)	(2.06)	(1.62)	(2.65)
Redemption fees	0.00(3)	0.00(3)	0.00(3)	0.02	0.00(3)	—
Net asset value, end of period	$19.44	$14.92	$15.20	$13.79	$15.65	$8.80
Total investment return(4)	30.30%	(1.16)%	13.96%	(0.16)%	101.74%	(32.15)%
Ratios/Supplemental Data
Net assets, end of period (in 000s)	$63,132	$53,752	$53,888	$35,434	$33,657	$20,565
Ratio of expenses to average net assets	1.20%(5)	1.20%	1.20%	1.20%	1.20%	1.16%
Ratio of expenses to average net assets without waivers and reimbursements(6)	1.42%(5)	1.42%	1.67%	1.73%	2.06%	1.83%
Ratio of net investment income/(loss) to average net assets	(0.23)%(5)	(0.23)%	(0.43)%	5.01%(2)	(0.38)%	(0.02)%
Portfolio turnover rate	6%(7)	22%	6%	26%	20%	20%

(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Investment income/(loss) per share reflects special dividends received during the year which amounted to $0.42 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.34%.
(3)	Amount is less than $0.005 per share.
(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized.
(6)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(7)	Not annualized.
The accompanying notes are an integral part of the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements
October 31, 2024
(Unaudited)
1. Organization and Significant Accounting Policies
The Private Capital Management Value Fund (the “Fund”) is operating as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 28, 2010. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class C, Class I and Class R Shares. A 1.00% contingent deferred sales charge (“CDSC”) will be assessed when Class C shares are redeemed within 12 months after initial purchase; however, the CDSC shall not apply to the purchases of Class C shares where the selling broker dealer was not paid a commission at the time of initial purchase. As of October 31, 2024, the Class C shares and the Class R shares have not yet commenced operations.
The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation – The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund's investments carried at fair value:
	Total Value at 10/31/24	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks*	$54,109,929	$54,109,929	$—	$—
Short-Term Investment*	8,872,475	8,872,475	—	—
Total Assets	$62,982,404	$62,982,404	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the six months ended October 31, 2024, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to foreign taxes on certain foreign investments. The Fund will accrue such taxes and reclaims, as applicable, based upon the current interpretation of tax rules and regulations that exist in the market in which the Fund invests. General expenses of the Trust are generally allocated to each fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Cash and Cash Equivalents — Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currency transactions in the Statement of Operations.
Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Currency Risk — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund's holdings in foreign securities.
Common Stock Risk — The Fund invests a substantial portion of its assets in common stocks. The value of the Fund’s portfolio will be affected by changes in stock markets. Commons stock represents an equity (ownership) interest in a company or other entity. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund’s net asset value, which will fluctuate as the values of the Fund’s portfolio securities and other assets change. In addition, other factors can adversely affect a particular stock’s price. Not all of these factors nor their affects can be predicted.
Recent Accounting Pronouncement — In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
2. Transactions with Related Parties and Other Service Providers
Private Capital Management, LLC (the “Adviser”) serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, fees and expenses attributable to a distribution or service plan adopted by the Trust, “Acquired Fund Fees and Expenses,” interest, extraordinary items and brokerage commissions do not exceed 1.20% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2025, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.
As of October 31, 2024, the amount of potential recovery was as follows:
Expiration
04/30/2025	04/30/2026	04/30/2027	10/31/2027	Total
$102,082	$198,031	$125,949	$67,024	$493,086
For the six months ended October 31, 2024, the Adviser earned advisory fees of $272,872 and waived fees of $67,024.
The Fund has not recorded a commitment or contingent liability at October 31, 2024.
Other Service Providers
The Bank of New York Mellon (“BNY Mellon”) serves as administrator and custodian for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Fund, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Fund and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Fund for these services are included in Transfer agent fees in the Statement of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.
JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Continued)
October 31, 2024
(Unaudited)
3. Investment in Securities
For the six months ended October 31, 2024, aggregated purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:
	Purchases	Sales
Investment Securities	$3,500,951	$17,901,697
4. Capital Share Transactions
For the six months ended October 31, 2024 and the year ended April 30, 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Six Months Ended October 31, 2024 (Unaudited)		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Class I*
Sales	296,267	$5,388,402	1,586,290	$23,813,367
Reinvestments	—	—	27,098	392,384
Redemption Fees	—	1,538	—	2,938
Redemptions	(650,532)	(12,005,374)	(1,555,600)	(23,161,690)
Net increase/(decrease)	(354,265)	$(6,615,434)	57,788	$1,046,999

*	There is a 2.00% redemption fee that may be charged on shares redeemed which have been held 30 days or less. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.
5. Federal Tax Information
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
For the year ended April 30, 2024, the tax character of distributions paid by the Fund was $110 of ordinary income dividends and $392,355 of long-term capital gains dividends. For the year ended April 30, 2023, the tax character of distributions paid by the Fund was $464,697 of ordinary income dividends and $900,134 of long-term capital gains dividends. Distributions from net investment income and short-term gains are treated as ordinary income for federal income tax purposes.
As of April 30, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$1,099,867	$13,199,860

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Notes to Financial Statements (Concluded)
October 31, 2024
(Unaudited)
The differences between the book and tax basis components of distributable earnings relate primarily to wash sale loss deferrals and partnerships.
At October 31, 2024, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:
Federal Tax Cost*	$38,560,668
Unrealized Appreciation	26,847,844
Unrealized Depreciation	(2,426,108)
Net Unrealized Appreciation	$24,421,736

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Accumulated capital losses represent net capital loss carryforwards as of April 30, 2024 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of October 31, 2024, the Fund did not have any capital loss carryforwards.
6. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 568-1267 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Fund's portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.
Board Considerations with Respect to the Approval of the Continuation of the Investment Advisory Agreement with Private Capital Management, LLC (“PCM”) with respect to the Private Capital Management Value Fund
At an in-person meeting held on September 16-17, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Private Capital Management, LLC (“PCM” or the “Adviser”) and the Trust (the “PCM Agreement”) on behalf of the Private Capital Management Value Fund (“PCM Fund”). At the Meeting, the Board considered the continuation of the PCM Agreement with respect to the PCM Fund for an additional one-year period.
In determining whether to continue the PCM Agreement for an additional one year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “PCM 15(c) Response”) regarding (i) services performed by PCM for the PCM Fund, (ii) the composition and qualifications of PCM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the PCM Fund, (iv) investment performance of the PCM Fund, (v) the financial condition of PCM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the PCM Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on PCM’s ability to service the PCM Fund, and (x) compliance with the PCM Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the PCM 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the PCM Fund compared to its Lipper Index and its benchmark; compliance with the PCM Fund’s investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.
The Board noted that representatives of PCM joined the Meeting in person and via videoconference and discussed PCM’s history, performance, investment strategy, and compliance program. Representatives of PCM responded to questions from the Board. In addition to the PCM 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the PCM Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the PCM Fund and PCM, as provided by the terms of the PCM Agreement, including the advisory fees under the PCM Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.
Based on the PCM 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by PCM are appropriate and consistent with the terms of the PCM Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the PCM Fund is likely to benefit from the continued provision of those services, (iv) PCM has sufficient personnel, with the appropriate skills and experience, to serve the PCM Fund effectively and has demonstrated

PRIVATE CAPITAL MANAGEMENT VALUE FUND
Other Information (Continued)
(Unaudited)
its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the PCM Fund is likely to continue under the PCM Agreement.
The Trustees considered the investment performance for the PCM Fund and PCM. The Trustees reviewed the historical performance of the PCM Fund for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2024, as compared to the Lipper Small-Cap Core Classification and the Russell 2000 Total Return Index. The Trustees noted that the PCM Fund’s Class I shares outperformed the Lipper Small-Cap Core Classification for the three-year, five-year and ten-year periods ended June 30, 2024, and underperformed for the year-to-date and one-year periods ended June 30, 2024. The Trustees further noted that the PCM Fund outperformed the Russell 2000 Total Return Index for the three-year, five-year and ten-year periods ended June 30, 2024, and underperformed for the year-to-date and one-year periods ended June 30, 2024.
The Trustees also considered information regarding PCM’s advisory fee and an analysis of the fee in relation to the delivery of services to the PCM Fund and any other ancillary benefit resulting from PCM’s relationship with the PCM Fund. The Trustees considered the fees that PCM charges to its separately managed accounts, and evaluated the explanations provided by PCM as to differences in fees charged to the PCM Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the PCM Fund versus other funds in the PCM Fund’s Lipper category (the “Peer Group”) regardless of asset size. The Trustees noted that, for the PCM Fund’s Class I shares, the contractual advisory fee and net total expense ratio for the Fund were each higher than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by PCM are generally consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the PCM Fund based on the information provided at the Meeting.
The Trustees considered the costs of the services provided by PCM, the compensation and benefits received by PCM in providing services to the PCM Fund, the profitability and certain additional information related to the financial condition of PCM. In addition, the Trustees considered any direct or indirect revenues received by affiliates of PCM.
The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the PCM Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the PCM Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the PCM Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that PCM has contractually agreed to waive fees and/or reimburse certain expenses of the PCM Fund for the benefit of shareholders.
At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the PCM Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.
Mutual Fund investing involves risk and it is possible to lose money by investing in a fund. The Fund is a diversified fund, but nevertheless has invested a significant portion of its assets in the securities of a relatively smaller number of issuers, which may cause the Fund’s value to fluctuate more widely than some other diversified funds. As a result of the Fund’s investment approach and the relative price movements of certain Fund holdings, as of October 31, 2024 the Fund’s holdings profile reflected a portfolio concentration level normally associated with a non-diversified fund. This may result in the Fund exhibiting greater volatility and less liquidity than other diversified funds. The above commentary is for informational purposes only and investors should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. This report is not authorized for distribution unless preceded or accompanied by a current prospectus for the Private Capital Management Value Fund. The prospectus contains this and other important information about the Fund. Read it carefully before investing.
Shares of the Private Capital Management Value Fund are distributed by Foreside Funds Distributors LLC, not an adviser affiliate.

Investment Adviser
Private Capital Management, LLC
8889 Pelican Bay Boulevard
Suite 500
Naples, FL 34108
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Hamilton Sanders LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
PRI-1024

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Semi-Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on September 16-17, 2024 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between Private Capital Management, LLC (“PCM” or the “Adviser”) and the Trust (the “PCM Agreement”) on behalf of the Private Capital Management Value Fund (“PCM Fund”). At the Meeting, the Board considered the continuation of the PCM Agreement with respect to the PCM Fund for an additional one-year period.

In determining whether to continue the PCM Agreement for an additional one year period, the Trustees, including the Independent Trustees, considered information provided by the Adviser in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “PCM 15(c) Response”) regarding (i) services performed by PCM for the PCM Fund, (ii) the composition and qualifications of PCM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the portfolio managers’ management of the PCM Fund, (iv) investment performance of the PCM Fund, (v) the financial condition of PCM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the PCM Fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on PCM’s ability to service the PCM Fund, and (x) compliance with the PCM Fund’s investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the PCM 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of the PCM Fund compared to its Lipper Index and its benchmark; compliance with the PCM Fund’s investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and the adherence to pricing procedures as established by the Board.

The Board noted that representatives of PCM joined the Meeting via videoconference and discussed PCM’s history, performance, investment strategy, and compliance program. Representatives of PCM responded to questions from the Board. In addition to the PCM 15(c) Response, the Trustees also considered other factors they believed to be relevant to considering the continuation of the PCM Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information as controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the PCM Fund and PCM, as provided by the terms of the PCM Agreement, including the advisory fees under the PCM Agreement, was fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the PCM 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by PCM are appropriate and consistent with the terms of the

PCM Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the PCM Fund is likely to benefit from the continued provision of those services, (iv) PCM has sufficient personnel, with the appropriate skills and experience, to serve the PCM Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the PCM Fund is likely to continue under the PCM Agreement.

The Trustees considered the investment performance for the PCM Fund and PCM. The Trustees reviewed the historical performance of the PCM Fund for the year-to-date, one-year, three-year, five-year and ten-year periods ended June 30, 2024, as compared to the Lipper Small-Cap Core Classification and the Russell 2000 Total Return Index. The Trustees noted that the PCM Fund’s Class I shares outperformed the Lipper Small-Cap Core Classification for the three-year, five-year and ten-year periods ended June 30, 2024, and underperformed for the year-to-date and one-year periods ended June 30, 2024. The Trustees further noted that the PCM Fund outperformed the Russell 2000 Total Return Index for the three-year, five-year and ten-year periods ended June 30, 2024, and underperformed for the year-to-date and one-year periods ended June 30, 2024.

The Trustees also considered information regarding PCM’s advisory fee and an analysis of the fee in relation to the delivery of services to the PCM Fund and any other ancillary benefit resulting from PCM’s relationship with the PCM Fund. The Trustees considered the fees that PCM charges to its separately managed accounts, and evaluated the explanations provided by PCM as to differences in fees charged to the PCM Fund and separately managed accounts. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the PCM Fund versus other funds in the PCM Fund’s Lipper category (the “Peer Group”) regardless of asset size. The Trustees noted that, for the PCM Fund’s Class I shares, the contractual advisory fee and net total expense ratio for the Fund were each higher than the median of the contractual advisory fee and net total expense ratio of the Peer Group. The Trustees concluded that the advisory fees and services provided by PCM are generally consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the PCM Fund based on the information provided at the Meeting.

The Trustees considered the costs of the services provided by PCM, the compensation and benefits received by PCM in providing services to the PCM Fund, the profitability and certain additional information related to the financial condition of PCM. In addition, the Trustees considered any direct or indirect revenues received by affiliates of PCM.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the PCM Fund grows, and whether the advisory fee level reflects those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the PCM Fund increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the PCM Fund’s advisory fee does not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that PCM has contractually agreed to waive fees and/or reimburse certain expenses of the PCM Fund for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the PCM Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: December 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: December 30, 2024

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: December 30, 2024

* Print the name and title of each signing officer under his or her signature.